Subsequent Events (Details) $ / shares in Units, shares in Millions											3 Months Ended			6 Months Ended		12 Months Ended
	Sep. 15, 2022 USD ($) shares	Sep. 02, 2022 shares	Sep. 01, 2022 USD ($) $ / shares shares	Aug. 29, 2022 USD ($) D $ / shares	Jul. 12, 2022 shares	Feb. 09, 2022 USD ($)	Feb. 09, 2022 EUR (€)	Jan. 07, 2022 USD ($) installment	Jan. 07, 2022 EUR (€) installment	Jun. 10, 2021 shares	Jun. 30, 2022 USD ($) $ / shares	Mar. 31, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2022 USD ($) $ / shares	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 USD ($)	Sep. 30, 2022	Aug. 31, 2022 USD ($)	May 31, 2022 USD ($)	May 20, 2022 USD ($) shares	Mar. 07, 2022	Jan. 07, 2022 EUR (€)	Sep. 15, 2021	Aug. 30, 2021 USD ($)	May 20, 2021 USD ($)	Mar. 03, 2021
Subsequent Event [Line Items]
Principal											$ 33,598,000			$ 33,598,000		$ 57,811,000	$ 565,000
(Loss) gain on disposal of subsidiaries, net														$ (180,000)	$ (1,446,000)
Tender offer cost						$ 60,300,000	€ 52,500,000
Common stock, par value (in dollars per share) | $ / shares											$ 0.001			$ 0.001		$ 0.001	$ 0.001
Revenue											$ 34,202,000		$ 30,128,000	$ 59,593,000	60,066,000	$ 114,080,000	$ 26,759,000	$ 44,566,000
PRC
Subsequent Event [Line Items]
Revenue											15,647,000		$ 5,074,000	28,882,000	$ 8,130,000	29,712,000	$ 25,045,000	$ 2,693,000
Cash											12,400,000			12,400,000
Convertible promissory note and interest
Subsequent Event [Line Items]
Cost											67,640,000			67,640,000		54,319,000
US Hybrid
Subsequent Event [Line Items]
Number of common stock issued (in shares) | shares										6.6
Seven Stars Energy Ptd. Ltd. [Member]
Subsequent Event [Line Items]
Percentage of ownership interest						51.00%	51.00%
VIA Motors International, Inc. | Convertible Debenture
Subsequent Event [Line Items]
Principal																										$ 42,500,000
Interest rate																										4.00%
VIA Motors International, Inc. | Convertible promissory note and interest
Subsequent Event [Line Items]
Cost											$ 48,018,000			$ 48,018,000		$ 42,500,000										$ 42,500,000
Energica Motor Company, Inc. [Member]
Subsequent Event [Line Items]
Ownership percentage, equity method																									20.00%			20.00%
Ownership percentage threshold																							90.00%
Via Motor Note | Convertible Debenture
Subsequent Event [Line Items]
Principal																					$ 11,700,000					$ 42,500,000	$ 2,200,000
Interest rate											4.00%			4.00%							4.00%					4.00%
Subsequent Event [Member]
Subsequent Event [Line Items]
Tender offer cost						$ 60,300,000	€ 52,500,000
Common stock, par value (in dollars per share) | $ / shares			$ 0.001
Subsequent Event [Member] | Standby Equity Purchase Agreement [Member]
Subsequent Event [Line Items]
Shares issued (in shares) | shares	150.0	60.0	60.0
Commitment fee	$ 1,500,000		$ 600,000
Transaction period		36 months	36 months
Purchase price equal to percentage of market price		95.00%	95.00%
Shares issued as a percentage of outstanding stock		19.90%	5.00%
Consecutive trading day period			3 days
Subsequent Event [Member] | US Hybrid
Subsequent Event [Line Items]
Number of common stock issued (in shares) | shares					6.6
Equity interest percentage					100.00%
Subsequent Event [Member] | Seven Stars Energy Ptd. Ltd. [Member]
Subsequent Event [Line Items]
Percentage of ownership interest						51.00%	51.00%
Subsequent Event [Member] | VIA Motors International, Inc. | Convertible promissory note and interest
Subsequent Event [Line Items]
Cost																				$ 24,600,000
Subsequent Event [Member] | Energica Motor Company, Inc. [Member]
Subsequent Event [Line Items]
Ownership percentage threshold																							90.00%
Subsequent Event [Member] | Timios | Orangegrid
Subsequent Event [Line Items]
Preferred stock, shares issued (in shares) | shares																						6.6
Investments																						$ 3,000,000
Subsequent Event [Member] | Forecast
Subsequent Event [Line Items]
(Loss) gain on disposal of subsidiaries, net												$ 500,000
Subsequent Event [Member] | Forecast | Energica Motor Company, Inc. [Member]
Subsequent Event [Line Items]
Ownership percentage, equity method												70.00%							70.00%
Subsequent Event [Member] | Forecast | Energica Founders [Member] | Energica Motor Company, Inc. [Member]
Subsequent Event [Line Items]
Ownership percentage, equity method												29.00%							29.00%
Subsequent Event [Member] | Via Motor Note | Convertible Debenture
Subsequent Event [Line Items]
Principal																				$ 12,900,000	$ 11,700,000
Interest rate																					4.00%
Subsequent Event [Member] | Energica Loan Agreement
Subsequent Event [Line Items]
Principal								$ 5,700,000																€ 5,000,000.0
Periodic payment								$ 284,075	€ 250,000
Number of installments | installment								2	2
Subsequent Event [Member] | Convertible Debenture | YA II PN, Ltd [Member]
Subsequent Event [Line Items]
Gross proceeds				$ 16,700,000
Conversion price (in dollars per share) | $ / shares				$ 1.50
Percentage of stock price trigger				85.00%
Consecutive trading days | D				7
Conversion price of common stock (in dollars per share) | $ / shares				$ 0.20
Subsequent Event [Member] | Euribor | Energica Loan Agreement
Subsequent Event [Line Items]
Interest rate								2.00%	2.00%